INTERNATIONAL EQUITY PORTFOLIO	[1]
INVESTMENT OBJECTIVE
The Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO	Class A	Class C	Class D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO		Class A	Class C	Class D
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.31%	0.55%	0.70%
Administration Fees		0.15%	0.15%	0.15%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.16%	0.25%	0.30%
Total Annual Portfolio Operating Expenses		1.21%	1.45%	1.60%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.30%	1.45%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	108	369	651	1,453
Class C	132	444	778	1,722
Class D	148	490	857	1,888

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 47.29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Portfolio intends to invest in the securities of companies located in a number of countries throughout the world. These companies generally have market capitalizations in excess of  $1 billion.

Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

■	Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

■	Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

■	Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

■	Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

Although the Portfolio primarily invests in mature markets (such as Germany, Japan and the United Kingdom), it also may invest to a lesser extent in emerging markets (such as Argentina and China). The Portfolio, from time to time, may emphasize particular companies or market segments in attempting to achieve its investment objective. Many of the companies in which the Portfolio invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

PRINCIPAL RISKS

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline. To the extent that the Portfolio's assets are concentrated in a single country or geographic region, the Portfolio will be subject to the risks associated with that particular country or region.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 23.42% in the second quarter of 2009, and the lowest quarterly return was (19.15)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO	Inception Date		1-Year	5-Year	10-Year	Since Inception
Class A	Mar 28, 1994		8.78%	3.83%	3.31%	5.51%
Class A Return after taxes on distributions			8.23%	2.64%	2.62%	3.90%
Class A Return after taxes on distributions and sale of Portfolio shares			5.75%	2.99%	2.68%	3.96%
Class D	Nov 16, 1994	[1]	8.57%	3.46%	2.94%	5.15%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)			7.75%	2.46%	3.50%	5.12%
[1]	Although the inception date for Class D Shares is November 16, 1994, performance for the period from August 23, 1999 through June 14, 2001 is that of Class A, as no Class D Shares were outstanding during such period. Because the fees and expenses of Class D Shares are higher than those of Class A Shares, actual performance would have been lower if these higher fees and expenses had been taken into account.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

[1]	Formerly known as the International Growth Portfolio.

INTERNATIONAL EQUITY INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO	Class A	Class C	Class D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO		Class A	Class C	Class D
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.32%	0.56%	0.71%
Administration Fees		0.15%	0.15%	0.15%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.17%	0.26%	0.31%
Total Annual Portfolio Operating Expenses		0.57%	0.81%	0.96%
Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)	(0.16%)	(0.16%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.41%	0.65%	0.80%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangement is expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	42	167	302	698
Class C	66	243	434	987
Class D	82	290	515	1,163

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35.89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index, and in MSCI EAFE Index futures approved by the Commodity Futures Trading Commission.

The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 27, 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI EAFE Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI EAFE Index. Because the Portfolio will have fees and transaction expenses (while the MSCI EAFE Index has none), returns are likely to be below those of the MSCI EAFE Index.

Because the proportion of assets allocated to each country will approximate the relative country weights in the MSCI EAFE Index, more than 25% of the Portfolio's assets may be invested in a single country (such as the United Kingdom or Japan). This may make the Portfolio's performance more dependent upon the performance of a single country than if the Portfolio allocated its assets among issuers in a larger number of countries.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the MSCI EAFE Index within a 0.95 correlation coefficient.

Morgan Stanley Capital International ("MSCI") does not endorse any of the securities in the MSCI EAFE Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline. To the extent that the Portfolio's assets are concentrated in a single country or geographic region, the Portfolio will be subject to the risks associated with that particular country or region.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 25.09% in the second quarter of 2009, and the lowest quarterly return was (20.29)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Apr 1, 1997	7.55%	1.95%	3.30%	4.73%
Class A Return after taxes on distributions		7.03%	0.33%	2.23%	3.60%
Class A Return after taxes on distributions and sale of Portfolio shares		5.17%	1.55%	2.69%	3.85%
Class D	Oct 5, 1998	7.29%	1.57%	2.81%	4.23%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)		7.75%	2.46%	3.50%	4.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

SMALL COMPANY INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO		Class A	Class C	Class D
Management Fees		0.20%	0.20%	0.20%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.43%	0.67%	0.82%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.33%	0.42%	0.47%
Total Annual Portfolio Operating Expenses		0.63%	0.87%	1.02%
Fee Waiver and/or Expense Reimbursement	[1]	(0.32%)	(0.32%)	(0.32%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.31%	0.55%	0.70%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangement is expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	32	169	320	756
Class C	56	246	451	1,043
Class D	72	293	532	1,219

PORTFOLIO TURNOVER.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 27.07% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 2000 Index, in weightings that approximate the relative composition of securities contained in the Russell 2000 Index, and in Russell 2000 Index futures approved by the Commodity Futures Trading Commission.

The Russell 2000 Index is widely considered representative of smaller company stock performance as a whole. The companies in the Russell 2000 Index are selected according to their total market capitalization. Companies are not selected by Russell for inclusion in the Russell 2000 Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of December 31, 2010, the approximate market capitalization range of the companies included in the Russell 2000 Index was between  $13.2 million and  $4.4 billion.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 2000 Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the Russell 2000 Index. Because the Portfolio will have fees and transaction expenses (while the Russell 2000 Index has none), returns are likely to be below those of the Russell 2000 Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the Russell 2000 Index within a 0.95 correlation coefficient.

Frank Russell Company does not endorse any of the securities in the Russell 2000 Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 23.45% in the second quarter of 2003, and the lowest quarterly return was (26.08)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Jan 11, 1993	26.79%	4.54%	6.29%	8.50%
Class A Return after taxes on distributions		26.41%	4.17%	5.95%	6.92%
Class A Return after taxes on distributions and sale of Portfolio shares		17.52%	3.70%	5.33%	6.58%
Class D	Dec 8, 1994	26.29%	4.12%	5.89%	8.13%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		26.85%	4.47%	6.33%	8.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

LARGE CAP GROWTH PORTFOLIO	[1]
INVESTMENT OBJECTIVE
The Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO		Class A	Class C	Class D
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.27%	0.51%	0.66%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.17%	0.26%	0.31%
Total Annual Portfolio Operating Expenses		1.12%	1.36%	1.51%
Fee Waiver and/or Expense Reimbursement	[1]	(0.26%)	(0.26%)	(0.26%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.86%	1.10%	1.25%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	88	330	592	1,340
Class C	112	405	720	1,612
Class D	127	452	799	1,779

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 76.32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalizations are, at the time the Portfolio makes an investment, within the range of the market capitalization of the companies in the Russell 1000® Growth Index, but not below  $5 billion in market capitalization. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of December 31, 2010, the market capitalization of the companies in the Russell 1000 Growth Index was between  $37.2 million and  $342.5 billion. The size of companies in the Russell 1000 Growth Index changes with market conditions. In addition, changes to the composition of the Russell 1000 Growth Index can change the market capitalization range of companies in the Russell 1000 Growth Index. The Portfolio is not limited to the stocks included in the Russell 1000 Growth Index and may invest in other stocks that meet the Investment Adviser's criteria discussed below.

Using fundamental research and quantitative analysis, the investment management team buys securities of a somewhat limited number of companies (generally less than 100) that it believes have favorable growth characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

■	Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

■	Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

■	Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

■	Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

The Portfolio, from time to time, may emphasize particular companies or market segments, such as technology, in attempting to achieve its investment objective. Many of the companies in which the Portfolio invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

Frank Russell Company does not endorse any of the securities in the Russell 1000® Growth Index. It is not a sponsor of the Large Cap Growth Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

TECHNOLOGY SECURITIES RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

On July 31, 2010, the Portfolio changed its principal investment strategy from investing, under normal circumstances, at least 65% of its net assets in equity securities to investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies and changed its name from the Focused Growth Portfolio to the Large Cap Growth Portfolio. The performance shown prior to that date represents the performance of the Portfolio's prior investment strategy.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 14.15% in the third quarter of 2010, and the lowest quarterly return was (21.86)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Jul 1, 1993	15.28%	2.66%	(1.84%)	6.06%
Class A Return after taxes on distributions		15.24%	2.56%	(1.90%)	5.00%
Class A Return after taxes on distributions and sale of Portfolio shares		9.97%	2.25%	(1.56%)	4.89%
Class C	Jun 14, 1996	15.05%	2.39%	(2.13%)	5.82%
Class D	Dec 8, 1994	14.86%	2.21%	(2.24%)	5.67%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		16.71%	3.76%	0.02%	7.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

[1]	Formerly known as Focused Growth Portfolio.

LARGE CAP EQUITY PORTFOLIO	[1]
INVESTMENT OBJECTIVE
The Portfolio seeks to provide long-term capital appreciation with income a secondary consideration.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO		Class A	Class C	Class D
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		none	none	none
Other Expenses		1.27%	1.51%	1.66%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		1.17%	1.26%	1.31%
Total Annual Portfolio Operating Expenses		2.02%	2.26%	2.41%
Fee Waiver and/or Expense Reimbursement	[1]	(1.26%)	(1.26%)	(1.26%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.76%	1.00%	1.15%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	78	511	971	2,247
Class C	102	585	1,095	2,497
Class D	117	631	1,171	2,650

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 70.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalizations are, at the time the Portfolio makes an investment, within the range of the market capitalization of the companies in the Standard & Poor's 500® Composite Stock Price Index ("S&P 500 Index"), but not below  $5 billion in market capitalization. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of December 31, 2010, the market capitalization of the companies in the S&P 500 Index was between  $1.3 billion and  $368.7 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in the S&P 500 Index. The Portfolio is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Investment Adviser's criteria discussed below.

Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

■	Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

■	Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;
■	Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

■	Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

Standard & Poor's® Rating Service does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Large Cap Equity Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

On July 31, 2010, the Portfolio changed its principal investment strategy from investing, under normal circumstances, at least 65% of its net assets in equity securities to investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies and changed its name from the Diversified Growth Portfolio to the Large Cap Equity Portfolio. The performance shown prior to that date represents the performance of the Portfolio's prior investment strategy.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 17.92% in the third quarter of 2009, and the lowest quarterly return was (19.51)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Jan 11, 1993	15.65%	2.11%	0.30%	6.49%
Class A Return after taxes on distributions		15.37%	1.26%	(0.37%)	4.58%
Class A Return after taxes on distributions and sale of Portfolio shares		10.30%	1.56%	0.05%	5.00%
Class D	Sep 14, 1994	15.37%	1.70%	(0.11%)	6.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%	8.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

[1]	Formerly known as the Diversified Growth Portfolio.

EQUITY INDEX PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Standard & Poor's 500® Composite Stock Price Index ("S&P 500 Index").

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO		Class A	Class C	Class D
Management Fees		0.10%	0.10%	0.10%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.15%	0.39%	0.54%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.05%	0.14%	0.19%
Total Annual Portfolio Operating Expenses		0.25%	0.49%	0.64%
Fee Waiver and/or Expense Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.21%	0.45%	0.60%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangement is expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	22	76	137	314
Class C	46	153	270	612
Class D	61	201	353	795

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 15.44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities of the companies that make up the S&P 500 Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index, and in S&P 500 Index futures approved by the Commodity Futures Trading Commission.

The S&P 500 Index is an unmanaged index, which includes 500 companies operating across a broad spectrum of the U.S. economy, and its performance is widely considered representative of the U.S. stock market as a whole. As of December 31, 2010, the approximate market capitalization range of companies included in the S&P 500 Index was between  $1.3 billion and  $368.7 billion.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the S&P 500 Index. Because the Portfolio will have fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

S&P does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 16.00% in the second quarter of 2009, and the lowest quarterly return was (22.02)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Jan 11, 1993	14.89%	2.17%	1.25%	8.03%
Class A Return after taxes on distributions		14.50%	1.17%	0.38%	6.49%
Class A Return after taxes on distributions and sale of Portfolio shares		9.95%	1.72%	0.85%	6.56%
Class C	Sep 28, 1995	14.67%	1.95%	1.02%	7.82%
Class D	Sep 14, 1994	14.45%	1.76%	0.86%	7.67%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%	8.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to provide long-term capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO (USD $)	CLASS A	CLASS C	CLASS D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO		CLASS A	CLASS C	CLASS D
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.78%	1.02%	1.17%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.68%	0.77%	0.82%
Acquired Fund Fees and Expenses		0.43%	0.43%	0.43%
Total Annual Portfolio Operating Expenses	[1]	1.46%	1.70%	1.85%
Fee Waiver and/or Expense Reimbursement	[2]	(0.78%)	(0.78%)	(0.78%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.68%	0.92%	1.07%
[1]	The Total Annual Portfolio Operating Expenses will not correlate to the Portfolio's ratio of expenses to net assets included in the Portfolio's Financial Highlights in the Portfolio's complete Prospectus, which do not reflect indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	69	385	723	1,679
CLASS C	94	460	850	1,944
CLASS D	109	506	928	2,105

PORTFOLIO TURNOVER.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 87.17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in shares of a combination of underlying mutual funds to which Northern Trust Investments, Inc. ("NTI"), the Portfolio's investment adviser, or an affiliate acts as investment adviser. The Portfolio also may invest in other unaffiliated mutual funds and exchange-traded funds ("ETFs") (together, with affiliated underlying funds, the "Underlying Funds"), affiliated ETFs and other securities and investments not issued by mutual funds.

The Portfolio will be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Investment Policy Committee of The Northern Trust Company ("TNTC") and NTI (TNTC and NTI are collectively referred to herein as "Northern Trust"). The Portfolio intends to invest indirectly, through Underlying Funds, in equity and fixed-income securities of both U.S. and non-U.S. corporate and governmental issuers. The asset classes in which the Portfolio invests include but are not limited to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging markets; and fixed-income securities, including high yield securities and money market instruments. The Portfolio also may invest directly in equity and fixed-income securities and money market instruments.

Under normal market conditions, the Portfolio will invest significantly in funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. as represented in either the MSCI EAFE® Index, MSCI Emerging MarketsSM Index or other diversified foreign indices. The Portfolio expects its foreign investments to be allocated among funds that are diversified among various regions, countries, including the U.S. (but in no less than three different countries), industries and capitalization ranges. The Portfolio may invest in funds that invest in equity and debt of issuers in both developed and emerging markets.

Northern Trust's Investment Policy Committee is responsible for developing tactical asset allocation recommendations with respect to the Portfolio using the asset allocation framework and incorporating various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI monitors the Portfolio daily to ensure it is invested pursuant to the current asset allocation framework. NTI reviews the asset allocation framework and recommended allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of Underlying Funds in which the Portfolio may invest. The Portfolio is not required to maintain any minimum or maximum investment in any asset class, and the Portfolio may at times invest more than 25% of its assets in one Underlying Fund or asset class.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

PRINCIPAL RISKS

AFFILIATED PERSON RISK is the risk that the Investment Adviser may select investments for the Portfolio based on its own financial interests rather than the Portfolio's interests.

ASSET ALLOCATION RISK is the risk that the selection by a manager of the Underlying Funds and the allocation of the Portfolio's assets among the various asset classes and market segments will cause the Portfolio to underperform other funds with similar investment objectives. The Portfolio's investment in any one Underlying Fund or asset class may exceed 25% of the Portfolio's total assets, which may cause it to be subject to greater risk than a more diversified fund.

COMMODITY-RELATED SECURITIES RISK is the risk that investing in commodity-related securities investments may subject the Portfolio to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

EXPENSES RISK is the risk that the Portfolio's expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Portfolio, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

HIGH-YIELD RISK is the risk that the Portfolio's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Portfolio's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

MARKET RISK is the risk that the value of securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

REAL ESTATE SECURITIES RISK is the risk that investments in real estate investment trusts (REITs) and securities of real estate companies will make the Portfolio more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

UNDERLYING FUND RISK is the risk that the Portfolio's investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Portfolio is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

On April 1, 2008, the Portfolio changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Portfolio's prior balanced fund strategy.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (8.63)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
CLASS A	Jul 1, 1993	10.80%	3.34%	2.68%	6.26%
CLASS A Return after taxes on distributions		9.94%	1.74%	1.45%	4.59%
CLASS A Return after taxes on distributions and sale of Portfolio shares		7.13%	2.22%	1.75%	4.66%
CLASS C	Dec 29, 1995	10.65%	3.09%	2.43%	6.05%
CLASS D	Feb 20, 1996	10.40%	2.85%	2.24%	5.88%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%	6.16%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%	8.26%
Asset Allocation Blend Index (reflects no deduction for fees, expenses, or taxes)		13.05%	4.36%	3.99%	7.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

LARGE CAP INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Northern Institutional Large Cap Index Portfolio (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Northern Institutional Large Cap Index Portfolio		Class A	Class C	Class D
Management Fees		0.10%	0.10%	0.10%
Distribution (12b-1) Fees		none	none	none
Other Expenses	[1]	0.25%	0.49%	0.64%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.15%	0.24%	0.29%
Total Annual Portfolio Operating Expenses		0.35%	0.59%	0.74%
[1]	"Other Expenses" are estimated for the current fiscal year since the Portfolio had not commenced operations as of the date of this Prospectus.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Northern Institutional Large Cap Index Portfolio (USD $)	1 Year	3 Years
Class A	36	113
Class C	60	189
Class D	76	237

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. The Portfolio had not commenced operations as of November 30, 2010.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 1000 Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000 Index, and in equity index futures approved by the Commodity Futures Trading Commission.

The Russell 1000 Index is commonly used to represent the large capitalization segment of the U.S. equity market. The companies in the Russell 1000 Index are selected according to their total market capitalization. Companies are not selected by Russell for inclusion in the Russell 1000 Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of December 31, 2010, the approximate market capitalization range of the companies included in the Russell 1000 Index was between  $231.8 million and  $372.6 billion.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000 Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the Russell 1000 Index. Because the Portfolio will have fees and transaction expenses (while the Russell 1000 Index has none), returns are likely to be below those of the Russell 1000 Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the Russell 1000 Index within a 0.95 correlation coefficient.

Frank Russell Company ("Russell") does not endorse any stock in the Russell 1000 Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE
The bar chart and performance table have been omitted because the Portfolio has been in operation for less than one calendar year.

BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL BOND PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL BOND PORTFOLIO		Class A	Class C	Class D
Management Fees		0.40%	0.40%	0.40%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.17%	0.41%	0.56%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.07%	0.16%	0.21%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses		0.58%	0.82%	0.97%
Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)	(0.21%)	(0.21%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.37%	0.61%	0.76%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL BOND PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	38	165	303	706
Class C	62	241	434	994
Class D	78	288	516	1,171

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 709.09% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Obligations of state, local and foreign governments;

■	Obligations of domestic and foreign banks and corporations;

■	Zero coupon bonds, debentures, preferred stock and convertible securities;

■	Mortgage and other asset-backed securities;

■	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

■	Repurchase agreements relating to the above instruments.

The Portfolio invests primarily in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by the Investment Adviser). However, it may invest to a limited extent in obligations of foreign issuers and in securities that are rated below investment grade (commonly referred to as "junk bonds").

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between three and fifteen years. The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

PRINCIPAL RISKS

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

HIGH-YIELD RISK is the risk that the Portfolio's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Portfolio's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 4.34% in the fourth quarter of 2008, and the lowest quarterly return was (2.43)% in the second quarter of 2004.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL BOND PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Jan 11, 1993	6.83%	5.89%	5.63%	6.43%
Class A Return after taxes on distributions		5.43%	4.23%	3.80%	4.08%
Class A Return after taxes on distributions and sale of Portfolio shares		4.43%	4.05%	3.71%	4.04%
Class C	Jul 3, 1995	6.52%	5.62%	5.37%	6.21%
Class D	Sep 14, 1994	6.37%	5.49%	5.24%	6.05%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%	6.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

CORE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO		Class A	Class C	Class D
Management Fees		0.40%	0.40%	0.40%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.24%	0.48%	0.63%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.14%	0.23%	0.28%
Acquired Fund Fees & Expenses		0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses		0.65%	0.89%	1.04%
Fee Waiver and/or Expense Reimbursement	[1]	(0.28%)	(0.28%)	(0.28%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.37%	0.61%	0.76%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	38	180	334	784
Class C	62	256	466	1,070
Class D	78	303	547	1,246

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 765.28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Obligations of state, local and foreign governments;

■	Obligations of domestic and foreign banks and corporations;

■	Zero coupon bonds, debentures, preferred stock and convertible securities;

■	Mortgage and other asset-backed securities;

■	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

■	Repurchase agreements relating to the above instruments.

The Portfolio invests primarily in the investment grade debt obligations of domestic issuers. Investment grade debt obligations are obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or determined by the Investment Adviser to be of comparable quality. The Portfolio also may invest to a limited extent in U.S. dollar denominated investment grade obligations of foreign issuers.

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable total return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between three and fifteen years.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

PRINCIPAL RISKS

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 4.33% in the third quarter of 2002, and the lowest quarterly return was (2.61)% in the second quarter of 2004.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO	Inception Date	1-Year	5-Year	Since Inception
Class A	Mar 29, 2001	6.58%	5.81%	5.30%
Class A Return after taxes on distributions		5.01%	4.12%	3.52%
Class A Return after taxes on distributions and sale of Portfolio shares		4.39%	3.97%	3.46%
Class C	Mar 29, 2001	6.32%	5.56%	5.07%
Class D	Mar 29, 2001	6.13%	5.36%	4.96%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

U.S. TREASURY INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to provide investment results approximating the performance of the Barclays Capital U.S. Treasury Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO (USD $)	CLASS A	CLASS C	CLASS D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO		CLASS A	CLASS C	CLASS D
Management Fees		0.30%	0.30%	0.30%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.18%	0.42%	0.57%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.08%	0.17%	0.22%
Total Annual Portfolio Operating Expenses		0.48%	0.72%	0.87%
Fee Waiver and/or Expense Reimbursement	[1]	(0.22%)	(0.22%)	(0.22%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.26%	0.50%	0.65%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	27	132	247	582
CLASS C	51	208	379	874
CLASS D	66	256	461	1,052

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 47.05% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in a representative sample of the U.S. Treasury obligations included in the Barclays Capital U.S. Treasury Index. The Portfolio will buy and sell securities with the goal of achieving an overall duration and total return similar to that of the Barclays Capital U.S. Treasury Index.

The Barclays Capital U.S. Treasury Index is an unmanaged index that includes a broad range of U.S. Treasury obligations and is considered representative of U.S. Treasury bond performance overall. As of December 31, 2010, the duration of the Barclays Capital U.S. Treasury Index was 5.19 years.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the Barclays Capital U.S. Treasury Index using computer programs and statistical procedures. Because the Portfolio will have fees and transaction expenses (while the Barclays Capital U.S. Treasury Index has none), returns are likely to be below those of the Barclays Capital U.S. Treasury Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the Barclays Capital U.S. Treasury Index within a 0.95 correlation coefficient.

Barclays Capital, Inc. ("Barclays Capital") does not endorse any of the securities in the Barclays Capital U.S. Treasury Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio.An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 8.80% in the fourth quarter of 2008, and the lowest quarterly return was (3.24)% in the second quarter of 2004.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
CLASS A	Jan 11, 1993	5.57%	5.34%	5.24%	5.98%
CLASS A Return after taxes on distributions		4.31%	3.86%	3.60%	3.98%
CLASS A Return after taxes on distributions and sale of Portfolio shares		3.98%	3.75%	3.56%	3.92%
CLASS C	Oct 6, 1998	5.22%	5.09%	4.99%	5.80%
CLASS D	Nov 16, 1994	5.18%	4.87%	4.80%	5.60%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)		5.87%	5.47%	5.41%	6.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

INTERMEDIATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO		Class A	Class C	Class D
Management Fees		0.40%	0.40%	0.40%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.32%	0.56%	0.71%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.22%	0.31%	0.36%
Acquired Fund Fees & Expenses		0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses		0.73%	0.97%	1.12%
Fee Waiver and/or Expense Reimbursement	[1]	(0.36%)	(0.36%)	(0.36%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.37%	0.61%	0.76%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	38	197	370	873
Class C	62	273	501	1,157
Class D	78	320	582	1,331

PORTFOLIO TURNOVER.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 801.81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Obligations of state, local and foreign governments;

■	Obligations of domestic and foreign banks and corporations;

■	Zero coupon bonds, debentures, preferred stock and convertible securities;

■	Mortgage and other asset-backed securities;

■	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

■	Repurchase agreements relating to the above instruments.

Although the Portfolio primarily invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Securities Rating Organization ("NRSRO") or of comparable quality as determined by the Investment Adviser), it may invest to a limited extent in obligations of foreign issuers and in junk bonds.

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

PRINCIPAL RISKS

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

HIGH-YIELD RISK is the risk that the Portfolio's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Portfolio's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 4.85% in the fourth quarter of 2008, and the lowest quarterly return was (2.57)% in the second quarter of 2004.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Aug 1, 1997	6.14%	5.53%	5.29%	5.25%
Class A Return after taxes on distributions		4.27%	3.91%	3.70%	3.42%
Class A Return after taxes on distributions and sale of Portfolio shares		4.03%	3.77%	3.58%	3.36%
Class D	Oct 2, 1998	5.41%	4.54%	4.60%	4.66%
Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		5.89%	5.53%	5.51%	5.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

SHORT BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO		Class A	Class C	Class D
Management Fees		0.40%	0.40%	0.40%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.18%	0.42%	0.57%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.08%	0.17%	0.22%
Total Annual Portfolio Operating Expenses		0.58%	0.82%	0.97%
Fee Waiver and/or Expense Reimbursement	[1]	(0.22%)	(0.22%)	(0.22%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.36%	0.60%	0.75%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	37	164	302	705
Class C	61	240	433	993
Class D	77	287	515	1,170

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 432.78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Obligations of state, local and foreign governments;

■	Obligations of domestic and foreign banks and corporations;

■	Zero coupon bonds, debentures, preferred stock and convertible securities;

■	Mortgage and other asset-backed securities;

■	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

■	Repurchase agreements relating to the above instruments.

Although the Portfolio primarily invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by an Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by the Investment Adviser), it may invest to a limited extent in obligations of foreign issuers and in junk bonds.

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between one and three years.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

PRINCIPAL RISKS

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

HIGH-YIELD RISK is the risk that the Portfolio's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Portfolio's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 3.55% in the third quarter of 2001, and the lowest quarterly return was (1.69)% in the second quarter of 2004.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Jan 11, 1993	3.69%	4.32%	4.05%	4.90%
Class A Return after taxes on distributions		2.74%	3.06%	2.68%	2.90%
Class A Return after taxes on distributions and sale of Portfolio shares		2.39%	2.95%	2.64%	2.93%
Class D	Sep 14, 1994	3.30%	3.91%	3.64%	4.53%
Barclays Capital 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		2.80%	4.53%	4.34%	5.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

U.S. GOVERNMENT SECURITIES PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO (USD $)	Class A	Class C	Class D
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO		Class A	Class C	Class D
Management Fees		0.40%	0.40%	0.40%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.25%	0.49%	0.64%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.15%	0.25%
Other Operating Expenses		0.15%	0.24%	0.29%
Acquired Fund Fees & Expenses		0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses		0.66%	0.90%	1.05%
Fee Waiver and/or Expense Reimbursement	[1]	(0.29%)	(0.29%)	(0.29%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.37%	0.61%	0.76%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	38	182	339	795
Class C	62	258	470	1,081
Class D	78	305	551	1,256

PORTFOLIO TURNOVER.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 1,227.07% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities, or sponsored enterprises and repurchase agreements relating to such securities. These may include:

■	U.S. Treasury bills, notes and bonds;

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Mortgage-related securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises;

■	Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises; and

■	Repurchase agreements relating to the above instruments.

The Portfolio also may make limited investments in the obligations of supranational organizations (such as the World Bank).

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between one and five years.

In seeking to achieve its investment objective, the Portfolio may make significant investments in securities issued by U.S. government-sponsored entities. Obligations issued by U.S. government-sponsored entities are neither issued nor guaranteed by the U.S. Treasury and therefore are not backed by the full faith and credit of the United States.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

PRINCIPAL RISKS

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 4.98% in the fourth quarter of 2008, and the lowest quarterly return was (1.74)% in the second quarter of 2004.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Class A	Apr 5, 1993	3.87%	4.89%	4.52%	4.93%
Class A Return after taxes on distributions		2.40%	3.42%	2.96%	3.08%
Class A Return after taxes on distributions and sale of Portfolio shares		2.53%	3.32%	2.94%	3.07%
Class D	Sep 15, 1994	3.17%	4.48%	4.11%	4.55%
Barclays Capital 1-5 Year U.S. Government Index (reflects no deduction for fees, expenses, or taxes)		3.57%	4.92%	4.59%	5.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Shares | NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
DIVERSIFIED ASSETS PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Administration Fees		0.10%
Service Agent Fees		none
Other Operating Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.37%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.35%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO	36	117	206	466

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);

■	Obligations of foreign commercial banks;

■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

■	Corporate bonds, notes, paper and other instruments;

■	Asset-backed securities, asset-backed commercial paper and structured notes;

■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

■	Repurchase agreements relating to the above instruments; and

■	Municipal securities issued or guaranteed by state or local governmental bodies.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.41% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO	Jun 1, 1983	0.02%	2.41%	2.28%	4.88%

The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Shares | NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO
GOVERNMENT PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Shares NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shares NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Administration Fees		0.10%
Service Agent Fees		none
Other Operating Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.37%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.35%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shares NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO	36	117	206	466

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Portfolio also may invest in cash equivalents, including money market funds and time deposits with a maturity of three months or less.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.37% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO	Oct 29, 1985	0.02%	2.32%	2.19%	4.33%

The 7-day yield for Shares of the Portfolio as of December 31, 2010:0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Shares | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
GOVERNMENT SELECT PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Shares NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shares NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Administration Fees		0.10%
Service Agent Fees		none
Other Operating Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.32%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shares NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO	20	91	168	394

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. These securities include obligations issued by the U.S. Treasury and certain U.S. government agencies, instrumentalities or sponsored enterprises, such as the Federal Home Loan Bank and the Federal Farm Credit Banks Funding Corp.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.39% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the first quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO	Nov 7, 1990	0.03%	2.36%	2.25%	3.64%

The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
TREASURY PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing primarily in U.S. Treasury securities, securities guaranteed as to principal and interest by the U.S. government, and related repurchase agreements.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Administration Fees		0.10%
Service Agent Fees		none
Other Operating Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.32%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO	20	91	168	394

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury ("Treasury Obligations");

■	Securities guaranteed as to principal and interest by the U.S. government ("Government Obligations");

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations and Government Obligations; and

■

Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

While the Portfolio expects to invest predominantly in the securities listed above, it also may invest in other "Eligible Securities" as defined by the SEC. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or (b) are issued or guaranteed by, or otherwise allow a Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. Such a strategy may be deemed advisable during periods where the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such cases, the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.05% in the first quarter of 2009, and the lowest quarterly return was 0.01% in the first quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	Since Inception
Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO	Nov 5, 2008	0.07%	0.10%

The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.04%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Shares | NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO
TAX-EXEMPT PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Shares NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shares NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Administration Fees		0.10%
Service Agent Fees		none
Other Operating Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.37%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.35%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shares NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO	36	117	206	466

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing primarily in high -quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a limited portion of the Portfolio's dividends may be subject to federal income tax for shareholders subject to AMT.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During temporary defensive periods all or any portion of the Portfolio's assets may be held uninvested or invested in AMT obligations and taxable instruments. Taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. The Portfolio may not achieve its investment objective when this temporary defensive strategy is used.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.85% in the second quarter of 2007, and the lowest quarterly return was 0.00% in the first quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO	Aug 12, 1983	0.03%	1.75%	1.64%	3.19%

The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO
MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Administration Fees		0.10%
Service Agent Fees		none
Other Operating Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.32%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO	20	91	168	394

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing primarily in high -quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will be deemed eligible investments for the purposes of determining whether the portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a significant portion of the Portfolio's dividends may be subject to federal income tax for shareholders subject to AMT. The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During temporary defensive periods all or any portion of the Portfolio's assets may be held uninvested or invested in taxable instruments. Taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. The Portfolio may not achieve its investment objective when this temporary defensive strategy is used.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.89% in the second quarter of 2007, and the lowest quarterly return was 0.01% in the first quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO	Dec 1, 1999	0.11%	1.87%	1.77%	1.98%

The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.17%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Service and Premier Shares | NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
DIVERSIFIED ASSETS PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Service and Premier Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO (USD $)	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Service and Premier Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO		Service Shares	Premier Shares
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.64%
Administration Fees		0.10%	0.10%
Service Agent Fees		0.25%	0.50%
Other Operating Expenses		0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.63%	0.89%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.61%	0.87%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Service and Premier Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	62	200	349	784
Premier Shares	89	282	491	1,094

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);

■	Obligations of foreign commercial banks;

■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

■	Corporate bonds, notes, paper and other instruments;

■	Asset-backed securities, asset-backed commercial paper and structured notes;

■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

■	Repurchase agreements relating to the above instruments; and

■	Municipal securities issued or guaranteed by state or local governmental bodies.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.34% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service and Premier Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO Service Shares	Jul 1, 1998	0.02%	2.23%	2.06%	2.69%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Service and Premier Shares | NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO
GOVERNMENT PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Service and Premier Shares NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO (USD $)	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Service and Premier Shares NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO		Service Shares	Premier Shares
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.64%
Administration Fees		0.10%	0.10%
Service Agent Fees		0.25%	0.50%
Other Operating Expenses		0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.63%	0.89%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.61%	0.87%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Service and Premier Shares NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	62	200	349	784
Premier Shares	89	282	491	1,094

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Portfolio also may invest in cash equivalents, including money market funds and time deposits with a maturity of three months or less.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.30% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service and Premier Shares NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO Service Shares	Apr 1, 1999	0.02%	2.15%	1.97%	2.46%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Service and Premier Shares | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
GOVERNMENT SELECT PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Service and Premier Shares NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO (USD $)	Service shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses Service and Premier Shares NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO		Service shares	Premier Shares
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.64%
Administration Fees		0.10%	0.10%
Service Agent Fees		0.25%	0.50%
Other Operating Expenses		0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.58%	0.84%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.46%	0.72%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Service and Premier Shares NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Service shares	47	174	312	714
Premier Shares	74	256	454	1,026

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. These securities include obligations issued by the U.S. Treasury and certain U.S. government agencies, instrumentalities or sponsored enterprises, such as the Federal Home Loan Bank and the Federal Farm Credit Banks Funding Corp.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.32% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service and Premier Shares NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO Service shares	May 28, 1998	0.02%	2.18%	2.03%	2.50%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Service and Premier Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
TREASURY PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing primarily in U.S. Treasury securities, securities guaranteed as to principal and interest by the U.S. government, and related repurchase agreements.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Service and Premier Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO (USD $)	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Service and Premier Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO		Service Shares	Premier Shares
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.64%
Administration Fees		0.10%	0.10%
Service Agent Fees		0.25%	0.50%
Other Operating Expenses		0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.58%	0.84%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.46%	0.72%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Service and Premier Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	47	174	312	714
Premier Shares	74	256	454	1,026

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury ("Treasury Obligations");

■	Securities guaranteed as to principal and interest by the U.S. government ("Government Obligations");

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations and Government Obligations; and

■

Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

While the Portfolio expects to invest predominantly in the securities listed above, it also may invest in other "Eligible Securities" as defined by the SEC. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or (b) are issued or guaranteed by, or otherwise allow a Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. Such a strategy may be deemed advisable during periods where the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such cases, the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year. There are no Service Shares or Premier Shares currently outstanding for the Portfolio. For this reason, the performance information shown below is only for Shares, which are offered in a separate Prospectus. Service Shares and Premier Shares would have similar annual returns when compared with Shares because Shares, Service Shares and Premier Shares are invested in the same portfolio of securities. The annual returns of Shares would differ from those of Service Shares and Premier Shares only to the extent that the classes do not have the same expenses.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.05% in the first quarter of 2009, and the lowest quarterly return was 0.01% in the first quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	Since Inception
Service and Premier Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO Shares	Nov 5, 2008	0.07%	0.10%

The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.04%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Service and Premier Shares | NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO
TAX-EXEMPT PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Service and Premier Shares NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO (USD $)	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Service and Premier Shares NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO		Service Shares	Premier Shares
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.64%
Administration Fees		0.10%	0.10%
Service Agent Fees		0.25%	0.50%
Other Operating Expenses		0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.63%	0.89%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.61%	0.87%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Service and Premier Shares NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	62	200	349	784
Premier Shares	89	282	491	1,094

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a limited portion of the Portfolio's dividends may be subject to federal income tax for shareholders subject to AMT.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During temporary defensive periods all or any portion of the Portfolio's assets may be held uninvested or invested in AMT obligations and taxable instruments. Taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. The Portfolio may not achieve its investment objective when this temporary defensive strategy is used.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.79% in the second quarter of 2007, and the lowest quarterly return was 0.00% in the first quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service and Premier Shares NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO Service Shares	May 13, 1999	0.02%	1.55%	1.41%	1.67%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.02%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Service and Premier Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO
MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Service and Premier Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO (USD $)	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Service and Premier Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO		Service Shares	Premier Shares
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.64%
Administration Fees		0.10%	0.10%
Service Agent Fees		0.25%	0.50%
Other Operating Expenses		0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.58%	0.84%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.46%	0.72%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Service and Premier Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	47	174	312	714
Premier Shares	74	256	454	1,026

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will be deemed eligible investments for the purposes of determining whether the portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a significant portion of the Portfolio's dividends may be subject to federal income tax for shareholders subject to AMT. The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During temporary defensive periods all or any portion of the Portfolio's assets may be held uninvested or invested in taxable instruments. Taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. The Portfolio may not achieve its investment objective when this temporary defensive strategy is used.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.83% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the first quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service and Premier Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO Service Shares	Feb 11, 2000	0.02%	1.65%	1.52%	1.71%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.02%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

PRIME OBLIGATIONS PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO (USD $)	Shares	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO		Shares	Service Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.12%	0.38%	0.64%
Administration Fees		0.10%	0.10%	0.10%
Service Agent Fees		none	0.25%	0.50%
Other Operating Expenses		0.02%	0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.27%	0.53%	0.79%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.15%	0.41%	0.67%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Shares	15	75	140	331
Service Shares	42	158	284	653
Premier Shares	68	240	427	967

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);

■	Obligations of foreign commercial banks;

■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

■	Corporate bonds, notes, paper and other instruments;

■	Asset-backed securities, asset-backed commercial paper and structured notes;

■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

■	Repurchase agreements relating to the above instruments; and

■	Municipal securities issued or guaranteed by state or local governmental bodies.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not achieve its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.31% in the third quarter of 2007, and the lowest quarterly return was 0.03% in the first quarter of 2010.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO	Inception Date	1-Year	5-Year	Since Inception
Shares	Aug 21, 2003	0.15%	2.56%	2.37%
Service Shares	Sep 2, 2003	0.02%	2.33%	2.14%

The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.15%. The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.02%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000710124
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	651
10 Years	rr_ExpenseExampleYear10	1,453
Annual Return 2001	rr_AnnualReturn2001	(26.32%)
Annual Return 2002	rr_AnnualReturn2002	(16.95%)
Annual Return 2003	rr_AnnualReturn2003	42.97%
Annual Return 2004	rr_AnnualReturn2004	17.52%
Annual Return 2005	rr_AnnualReturn2005	11.58%
Annual Return 2006	rr_AnnualReturn2006	25.33%
Annual Return 2007	rr_AnnualReturn2007	14.05%
Annual Return 2008	rr_AnnualReturn2008	(40.99%)
Annual Return 2009	rr_AnnualReturn2009	31.55%
Annual Return 2010	rr_AnnualReturn2010	8.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 1994
1-Year	rr_AverageAnnualReturnYear01	8.78%
5-Year	rr_AverageAnnualReturnYear05	3.83%
10-Year	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	8.23%
5-Year	rr_AverageAnnualReturnYear05	2.64%
10-Year	rr_AverageAnnualReturnYear10	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.75%
5-Year	rr_AverageAnnualReturnYear05	2.99%
10-Year	rr_AverageAnnualReturnYear10	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	857
10 Years	rr_ExpenseExampleYear10	1,888
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 1994	[2]
1-Year	rr_AverageAnnualReturnYear01	8.57%
5-Year	rr_AverageAnnualReturnYear05	3.46%
10-Year	rr_AverageAnnualReturnYear10	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	778
10 Years	rr_ExpenseExampleYear10	1,722
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY PORTFOLIO	[3]
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 47.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.29%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Portfolio intends to invest in the securities of companies located in a number of countries throughout the world. These companies generally have market capitalizations in excess of  $1 billion.

Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

■	Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

■	Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

■	Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

■	Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

Although the Portfolio primarily invests in mature markets (such as Germany, Japan and the United Kingdom), it also may invest to a lesser extent in emerging markets (such as Argentina and China). The Portfolio, from time to time, may emphasize particular companies or market segments in attempting to achieve its investment objective. Many of the companies in which the Portfolio invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline. To the extent that the Portfolio's assets are concentrated in a single country or geographic region, the Portfolio will be subject to the risks associated with that particular country or region.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 23.42% in the second quarter of 2009, and the lowest quarterly return was (19.15)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.75%
5-Year	rr_AverageAnnualReturnYear05	2.46%
10-Year	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	698
Annual Return 2001	rr_AnnualReturn2001	(21.22%)
Annual Return 2002	rr_AnnualReturn2002	(16.25%)
Annual Return 2003	rr_AnnualReturn2003	38.90%
Annual Return 2004	rr_AnnualReturn2004	21.04%
Annual Return 2005	rr_AnnualReturn2005	13.18%
Annual Return 2006	rr_AnnualReturn2006	26.13%
Annual Return 2007	rr_AnnualReturn2007	10.16%
Annual Return 2008	rr_AnnualReturn2008	(42.71%)
Annual Return 2009	rr_AnnualReturn2009	28.67%
Annual Return 2010	rr_AnnualReturn2010	7.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1997
1-Year	rr_AverageAnnualReturnYear01	7.55%
5-Year	rr_AverageAnnualReturnYear05	1.95%
10-Year	rr_AverageAnnualReturnYear10	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.03%
5-Year	rr_AverageAnnualReturnYear05	0.33%
10-Year	rr_AverageAnnualReturnYear10	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.17%
5-Year	rr_AverageAnnualReturnYear05	1.55%
10-Year	rr_AverageAnnualReturnYear10	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.31%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,163
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 1998
1-Year	rr_AverageAnnualReturnYear01	7.29%
5-Year	rr_AverageAnnualReturnYear05	1.57%
10-Year	rr_AverageAnnualReturnYear10	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	434
10 Years	rr_ExpenseExampleYear10	987
NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY INDEX PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index, and in MSCI EAFE Index futures approved by the Commodity Futures Trading Commission.

The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 27, 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI EAFE Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI EAFE Index. Because the Portfolio will have fees and transaction expenses (while the MSCI EAFE Index has none), returns are likely to be below those of the MSCI EAFE Index.

Because the proportion of assets allocated to each country will approximate the relative country weights in the MSCI EAFE Index, more than 25% of the Portfolio's assets may be invested in a single country (such as the United Kingdom or Japan). This may make the Portfolio's performance more dependent upon the performance of a single country than if the Portfolio allocated its assets among issuers in a larger number of countries.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the MSCI EAFE Index within a 0.95 correlation coefficient.

Morgan Stanley Capital International ("MSCI") does not endorse any of the securities in the MSCI EAFE Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline. To the extent that the Portfolio's assets are concentrated in a single country or geographic region, the Portfolio will be subject to the risks associated with that particular country or region.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 25.09% in the second quarter of 2009, and the lowest quarterly return was (20.29)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.75%
5-Year	rr_AverageAnnualReturnYear05	2.46%
10-Year	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.31%
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	756
Annual Return 2001	rr_AnnualReturn2001	2.19%
Annual Return 2002	rr_AnnualReturn2002	(20.55%)
Annual Return 2003	rr_AnnualReturn2003	47.07%
Annual Return 2004	rr_AnnualReturn2004	18.31%
Annual Return 2005	rr_AnnualReturn2005	4.36%
Annual Return 2006	rr_AnnualReturn2006	18.30%
Annual Return 2007	rr_AnnualReturn2007	(1.52%)
Annual Return 2008	rr_AnnualReturn2008	(33.71%)
Annual Return 2009	rr_AnnualReturn2009	27.50%
Annual Return 2010	rr_AnnualReturn2010	26.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 1993
1-Year	rr_AverageAnnualReturnYear01	26.79%
5-Year	rr_AverageAnnualReturnYear05	4.54%
10-Year	rr_AverageAnnualReturnYear10	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	26.41%
5-Year	rr_AverageAnnualReturnYear05	4.17%
10-Year	rr_AverageAnnualReturnYear10	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.52%
5-Year	rr_AverageAnnualReturnYear05	3.70%
10-Year	rr_AverageAnnualReturnYear10	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.47%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	532
10 Years	rr_ExpenseExampleYear10	1,219
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 1994
1-Year	rr_AverageAnnualReturnYear01	26.29%
5-Year	rr_AverageAnnualReturnYear05	4.12%
10-Year	rr_AverageAnnualReturnYear10	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	1,043
NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL COMPANY INDEX PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 27.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 2000 Index, in weightings that approximate the relative composition of securities contained in the Russell 2000 Index, and in Russell 2000 Index futures approved by the Commodity Futures Trading Commission.

The Russell 2000 Index is widely considered representative of smaller company stock performance as a whole. The companies in the Russell 2000 Index are selected according to their total market capitalization. Companies are not selected by Russell for inclusion in the Russell 2000 Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of December 31, 2010, the approximate market capitalization range of the companies included in the Russell 2000 Index was between  $13.2 million and  $4.4 billion.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 2000 Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the Russell 2000 Index. Because the Portfolio will have fees and transaction expenses (while the Russell 2000 Index has none), returns are likely to be below those of the Russell 2000 Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the Russell 2000 Index within a 0.95 correlation coefficient.

Frank Russell Company does not endorse any of the securities in the Russell 2000 Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 23.45% in the second quarter of 2003, and the lowest quarterly return was (26.08)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	26.85%
5-Year	rr_AverageAnnualReturnYear05	4.47%
10-Year	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	592
10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2001	rr_AnnualReturn2001	(24.72%)
Annual Return 2002	rr_AnnualReturn2002	(26.16%)
Annual Return 2003	rr_AnnualReturn2003	20.40%
Annual Return 2004	rr_AnnualReturn2004	4.76%
Annual Return 2005	rr_AnnualReturn2005	3.90%
Annual Return 2006	rr_AnnualReturn2006	9.15%
Annual Return 2007	rr_AnnualReturn2007	18.03%
Annual Return 2008	rr_AnnualReturn2008	(40.26%)
Annual Return 2009	rr_AnnualReturn2009	28.52%
Annual Return 2010	rr_AnnualReturn2010	15.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1993
1-Year	rr_AverageAnnualReturnYear01	15.28%
5-Year	rr_AverageAnnualReturnYear05	2.66%
10-Year	rr_AverageAnnualReturnYear10	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.24%
5-Year	rr_AverageAnnualReturnYear05	2.56%
10-Year	rr_AverageAnnualReturnYear10	(1.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.97%
5-Year	rr_AverageAnnualReturnYear05	2.25%
10-Year	rr_AverageAnnualReturnYear10	(1.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	1,612
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 1996
1-Year	rr_AverageAnnualReturnYear01	15.05%
5-Year	rr_AverageAnnualReturnYear05	2.39%
10-Year	rr_AverageAnnualReturnYear10	(2.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.31%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	799
10 Years	rr_ExpenseExampleYear10	1,779
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 1994
1-Year	rr_AverageAnnualReturnYear01	14.86%
5-Year	rr_AverageAnnualReturnYear05	2.21%
10-Year	rr_AverageAnnualReturnYear10	(2.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP GROWTH PORTFOLIO	[7]
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 76.32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.32%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalizations are, at the time the Portfolio makes an investment, within the range of the market capitalization of the companies in the Russell 1000® Growth Index, but not below  $5 billion in market capitalization. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of December 31, 2010, the market capitalization of the companies in the Russell 1000 Growth Index was between  $37.2 million and  $342.5 billion. The size of companies in the Russell 1000 Growth Index changes with market conditions. In addition, changes to the composition of the Russell 1000 Growth Index can change the market capitalization range of companies in the Russell 1000 Growth Index. The Portfolio is not limited to the stocks included in the Russell 1000 Growth Index and may invest in other stocks that meet the Investment Adviser's criteria discussed below.

Using fundamental research and quantitative analysis, the investment management team buys securities of a somewhat limited number of companies (generally less than 100) that it believes have favorable growth characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

■	Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

■	Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

■	Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

■	Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

The Portfolio, from time to time, may emphasize particular companies or market segments, such as technology, in attempting to achieve its investment objective. Many of the companies in which the Portfolio invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

Frank Russell Company does not endorse any of the securities in the Russell 1000® Growth Index. It is not a sponsor of the Large Cap Growth Portfolio and is not affiliated with the Portfolio in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

TECHNOLOGY SECURITIES RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

On July 31, 2010, the Portfolio changed its principal investment strategy from investing, under normal circumstances, at least 65% of its net assets in equity securities to investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies and changed its name from the Focused Growth Portfolio to the Large Cap Growth Portfolio. The performance shown prior to that date represents the performance of the Portfolio's prior investment strategy.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 14.15% in the third quarter of 2010, and the lowest quarterly return was (21.86)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.71%
5-Year	rr_AverageAnnualReturnYear05	3.76%
10-Year	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	971
10 Years	rr_ExpenseExampleYear10	2,247
Annual Return 2001	rr_AnnualReturn2001	(16.42%)
Annual Return 2002	rr_AnnualReturn2002	(22.98%)
Annual Return 2003	rr_AnnualReturn2003	25.39%
Annual Return 2004	rr_AnnualReturn2004	8.25%
Annual Return 2005	rr_AnnualReturn2005	6.18%
Annual Return 2006	rr_AnnualReturn2006	10.29%
Annual Return 2007	rr_AnnualReturn2007	4.24%
Annual Return 2008	rr_AnnualReturn2008	(36.35%)
Annual Return 2009	rr_AnnualReturn2009	31.16%
Annual Return 2010	rr_AnnualReturn2010	15.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 1993
1-Year	rr_AverageAnnualReturnYear01	15.65%
5-Year	rr_AverageAnnualReturnYear05	2.11%
10-Year	rr_AverageAnnualReturnYear10	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.37%
5-Year	rr_AverageAnnualReturnYear05	1.26%
10-Year	rr_AverageAnnualReturnYear10	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.30%
5-Year	rr_AverageAnnualReturnYear05	1.56%
10-Year	rr_AverageAnnualReturnYear10	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.66%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.31%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	631
5 Years	rr_ExpenseExampleYear05	1,171
10 Years	rr_ExpenseExampleYear10	2,650
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 1994
1-Year	rr_AverageAnnualReturnYear01	15.37%
5-Year	rr_AverageAnnualReturnYear05	1.70%
10-Year	rr_AverageAnnualReturnYear10	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.51%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.26%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,095
10 Years	rr_ExpenseExampleYear10	2,497
NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP EQUITY PORTFOLIO	[9]
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 70.25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.25%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalizations are, at the time the Portfolio makes an investment, within the range of the market capitalization of the companies in the Standard & Poor's 500® Composite Stock Price Index ("S&P 500 Index"), but not below  $5 billion in market capitalization. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of December 31, 2010, the market capitalization of the companies in the S&P 500 Index was between  $1.3 billion and  $368.7 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in the S&P 500 Index. The Portfolio is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Investment Adviser's criteria discussed below.

Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

■	Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

■	Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;
■	Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

■	Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

Standard & Poor's® Rating Service does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Large Cap Equity Portfolio and is not affiliated with the Portfolio in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

On July 31, 2010, the Portfolio changed its principal investment strategy from investing, under normal circumstances, at least 65% of its net assets in equity securities to investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies and changed its name from the Diversified Growth Portfolio to the Large Cap Equity Portfolio. The performance shown prior to that date represents the performance of the Portfolio's prior investment strategy.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 17.92% in the third quarter of 2009, and the lowest quarterly return was (19.51)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.06%
5-Year	rr_AverageAnnualReturnYear05	2.29%
10-Year	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.21%
1 Year	rr_ExpenseExampleYear01	22
3 Years	rr_ExpenseExampleYear03	76
5 Years	rr_ExpenseExampleYear05	137
10 Years	rr_ExpenseExampleYear10	314
Annual Return 2001	rr_AnnualReturn2001	(12.05%)
Annual Return 2002	rr_AnnualReturn2002	(22.32%)
Annual Return 2003	rr_AnnualReturn2003	28.50%
Annual Return 2004	rr_AnnualReturn2004	10.67%
Annual Return 2005	rr_AnnualReturn2005	4.70%
Annual Return 2006	rr_AnnualReturn2006	15.57%
Annual Return 2007	rr_AnnualReturn2007	5.40%
Annual Return 2008	rr_AnnualReturn2008	(37.13%)
Annual Return 2009	rr_AnnualReturn2009	26.54%
Annual Return 2010	rr_AnnualReturn2010	14.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 1993
1-Year	rr_AverageAnnualReturnYear01	14.89%
5-Year	rr_AverageAnnualReturnYear05	2.17%
10-Year	rr_AverageAnnualReturnYear10	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	14.50%
5-Year	rr_AverageAnnualReturnYear05	1.17%
10-Year	rr_AverageAnnualReturnYear10	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.95%
5-Year	rr_AverageAnnualReturnYear05	1.72%
10-Year	rr_AverageAnnualReturnYear10	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	153
5 Years	rr_ExpenseExampleYear05	270
10 Years	rr_ExpenseExampleYear10	612
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 1995
1-Year	rr_AverageAnnualReturnYear01	14.67%
5-Year	rr_AverageAnnualReturnYear05	1.95%
10-Year	rr_AverageAnnualReturnYear10	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	353
10 Years	rr_ExpenseExampleYear10	795
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 1994
1-Year	rr_AverageAnnualReturnYear01	14.45%
5-Year	rr_AverageAnnualReturnYear05	1.76%
10-Year	rr_AverageAnnualReturnYear10	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY INDEX PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Standard & Poor's 500® Composite Stock Price Index ("S&P 500 Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 15.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.44%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities of the companies that make up the S&P 500 Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index, and in S&P 500 Index futures approved by the Commodity Futures Trading Commission.

The S&P 500 Index is an unmanaged index, which includes 500 companies operating across a broad spectrum of the U.S. economy, and its performance is widely considered representative of the U.S. stock market as a whole. As of December 31, 2010, the approximate market capitalization range of companies included in the S&P 500 Index was between  $1.3 billion and  $368.7 billion.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the S&P 500 Index. Because the Portfolio will have fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

S&P does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 16.00% in the second quarter of 2009, and the lowest quarterly return was (22.02)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.06%
5-Year	rr_AverageAnnualReturnYear05	2.29%
10-Year	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.68%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%	[10]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	385
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,679
Annual Return 2001	rr_AnnualReturn2001	(4.75%)
Annual Return 2002	rr_AnnualReturn2002	(9.59%)
Annual Return 2003	rr_AnnualReturn2003	16.38%
Annual Return 2004	rr_AnnualReturn2004	5.55%
Annual Return 2005	rr_AnnualReturn2005	4.51%
Annual Return 2006	rr_AnnualReturn2006	7.62%
Annual Return 2007	rr_AnnualReturn2007	4.31%
Annual Return 2008	rr_AnnualReturn2008	(21.14%)
Annual Return 2009	rr_AnnualReturn2009	20.14%
Annual Return 2010	rr_AnnualReturn2010	10.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1993
1-Year	rr_AverageAnnualReturnYear01	10.80%
5-Year	rr_AverageAnnualReturnYear05	3.34%
10-Year	rr_AverageAnnualReturnYear10	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.94%
5-Year	rr_AverageAnnualReturnYear05	1.74%
10-Year	rr_AverageAnnualReturnYear10	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO | CLASS A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.13%
5-Year	rr_AverageAnnualReturnYear05	2.22%
10-Year	rr_AverageAnnualReturnYear10	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.77%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.70%	[10]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	460
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,944
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1995
1-Year	rr_AverageAnnualReturnYear01	10.65%
5-Year	rr_AverageAnnualReturnYear05	3.09%
10-Year	rr_AverageAnnualReturnYear10	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.82%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.85%	[10]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,105
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1996
1-Year	rr_AverageAnnualReturnYear01	10.40%
5-Year	rr_AverageAnnualReturnYear05	2.85%
10-Year	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 87.17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.17%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses will not correlate to the Portfolio's ratio of expenses to net assets included in the Portfolio's Financial Highlights in the Portfolio's complete Prospectus, which do not reflect indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in shares of a combination of underlying mutual funds to which Northern Trust Investments, Inc. ("NTI"), the Portfolio's investment adviser, or an affiliate acts as investment adviser. The Portfolio also may invest in other unaffiliated mutual funds and exchange-traded funds ("ETFs") (together, with affiliated underlying funds, the "Underlying Funds"), affiliated ETFs and other securities and investments not issued by mutual funds.

The Portfolio will be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Investment Policy Committee of The Northern Trust Company ("TNTC") and NTI (TNTC and NTI are collectively referred to herein as "Northern Trust"). The Portfolio intends to invest indirectly, through Underlying Funds, in equity and fixed-income securities of both U.S. and non-U.S. corporate and governmental issuers. The asset classes in which the Portfolio invests include but are not limited to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging markets; and fixed-income securities, including high yield securities and money market instruments. The Portfolio also may invest directly in equity and fixed-income securities and money market instruments.

Under normal market conditions, the Portfolio will invest significantly in funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. as represented in either the MSCI EAFE® Index, MSCI Emerging MarketsSM Index or other diversified foreign indices. The Portfolio expects its foreign investments to be allocated among funds that are diversified among various regions, countries, including the U.S. (but in no less than three different countries), industries and capitalization ranges. The Portfolio may invest in funds that invest in equity and debt of issuers in both developed and emerging markets.

Northern Trust's Investment Policy Committee is responsible for developing tactical asset allocation recommendations with respect to the Portfolio using the asset allocation framework and incorporating various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI monitors the Portfolio daily to ensure it is invested pursuant to the current asset allocation framework. NTI reviews the asset allocation framework and recommended allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of Underlying Funds in which the Portfolio may invest. The Portfolio is not required to maintain any minimum or maximum investment in any asset class, and the Portfolio may at times invest more than 25% of its assets in one Underlying Fund or asset class.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

AFFILIATED PERSON RISK is the risk that the Investment Adviser may select investments for the Portfolio based on its own financial interests rather than the Portfolio's interests.

ASSET ALLOCATION RISK is the risk that the selection by a manager of the Underlying Funds and the allocation of the Portfolio's assets among the various asset classes and market segments will cause the Portfolio to underperform other funds with similar investment objectives. The Portfolio's investment in any one Underlying Fund or asset class may exceed 25% of the Portfolio's total assets, which may cause it to be subject to greater risk than a more diversified fund.

COMMODITY-RELATED SECURITIES RISK is the risk that investing in commodity-related securities investments may subject the Portfolio to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

EXPENSES RISK is the risk that the Portfolio's expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Portfolio, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

HIGH-YIELD RISK is the risk that the Portfolio's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Portfolio's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

MARKET RISK is the risk that the value of securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

REAL ESTATE SECURITIES RISK is the risk that investments in real estate investment trusts (REITs) and securities of real estate companies will make the Portfolio more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

UNDERLYING FUND RISK is the risk that the Portfolio's investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Portfolio is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

On April 1, 2008, the Portfolio changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Portfolio's prior balanced fund strategy.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (8.63)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	6.54%
5-Year	rr_AverageAnnualReturnYear05	5.80%
10-Year	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.10%
5-Year	rr_AverageAnnualReturnYear05	2.59%
10-Year	rr_AverageAnnualReturnYear10	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
NORTHERN INSTITUTIONAL GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO | Asset Allocation Blend Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	13.05%
5-Year	rr_AverageAnnualReturnYear05	4.36%
10-Year	rr_AverageAnnualReturnYear10	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
Northern Institutional Large Cap Index Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[11]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	113
Northern Institutional Large Cap Index Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[11]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
Northern Institutional Large Cap Index Portfolio | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[11]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
Northern Institutional Large Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP INDEX PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. The Portfolio had not commenced operations as of November 30, 2010.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Portfolio had not commenced operations as of the date of this Prospectus
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 1000 Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000 Index, and in equity index futures approved by the Commodity Futures Trading Commission.

The Russell 1000 Index is commonly used to represent the large capitalization segment of the U.S. equity market. The companies in the Russell 1000 Index are selected according to their total market capitalization. Companies are not selected by Russell for inclusion in the Russell 1000 Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of December 31, 2010, the approximate market capitalization range of the companies included in the Russell 1000 Index was between  $231.8 million and  $372.6 billion.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000 Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the Russell 1000 Index. Because the Portfolio will have fees and transaction expenses (while the Russell 1000 Index has none), returns are likely to be below those of the Russell 1000 Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the Russell 1000 Index within a 0.95 correlation coefficient.

Frank Russell Company ("Russell") does not endorse any stock in the Russell 1000 Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Portfolio has been in operation for less than one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Portfolio has been in operation for less than one calendar year
NORTHERN INSTITUTIONAL BOND PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	165
5 Years	rr_ExpenseExampleYear05	303
10 Years	rr_ExpenseExampleYear10	706
Annual Return 2001	rr_AnnualReturn2001	6.17%
Annual Return 2002	rr_AnnualReturn2002	8.03%
Annual Return 2003	rr_AnnualReturn2003	5.64%
Annual Return 2004	rr_AnnualReturn2004	4.77%
Annual Return 2005	rr_AnnualReturn2005	2.41%
Annual Return 2006	rr_AnnualReturn2006	5.39%
Annual Return 2007	rr_AnnualReturn2007	4.92%
Annual Return 2008	rr_AnnualReturn2008	4.57%
Annual Return 2009	rr_AnnualReturn2009	7.77%
Annual Return 2010	rr_AnnualReturn2010	6.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 1993
1-Year	rr_AverageAnnualReturnYear01	6.83%
5-Year	rr_AverageAnnualReturnYear05	5.89%
10-Year	rr_AverageAnnualReturnYear10	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
NORTHERN INSTITUTIONAL BOND PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.43%
5-Year	rr_AverageAnnualReturnYear05	4.23%
10-Year	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
NORTHERN INSTITUTIONAL BOND PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.43%
5-Year	rr_AverageAnnualReturnYear05	4.05%
10-Year	rr_AverageAnnualReturnYear10	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
NORTHERN INSTITUTIONAL BOND PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	434
10 Years	rr_ExpenseExampleYear10	994
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 1995
1-Year	rr_AverageAnnualReturnYear01	6.52%
5-Year	rr_AverageAnnualReturnYear05	5.62%
10-Year	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
NORTHERN INSTITUTIONAL BOND PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	1,171
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 1994
1-Year	rr_AverageAnnualReturnYear01	6.37%
5-Year	rr_AverageAnnualReturnYear05	5.49%
10-Year	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
NORTHERN INSTITUTIONAL BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 709.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	709.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Obligations of state, local and foreign governments;

■	Obligations of domestic and foreign banks and corporations;

■	Zero coupon bonds, debentures, preferred stock and convertible securities;

■	Mortgage and other asset-backed securities;

■	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

■	Repurchase agreements relating to the above instruments.

The Portfolio invests primarily in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by the Investment Adviser). However, it may invest to a limited extent in obligations of foreign issuers and in securities that are rated below investment grade (commonly referred to as "junk bonds").

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between three and fifteen years. The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

HIGH-YIELD RISK is the risk that the Portfolio's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Portfolio's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 4.34% in the fourth quarter of 2008, and the lowest quarterly return was (2.43)% in the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

NORTHERN INSTITUTIONAL BOND PORTFOLIO | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	6.54%
5-Year	rr_AverageAnnualReturnYear05	5.80%
10-Year	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	334
10 Years	rr_ExpenseExampleYear10	784
Annual Return 2002	rr_AnnualReturn2002	8.37%
Annual Return 2003	rr_AnnualReturn2003	4.05%
Annual Return 2004	rr_AnnualReturn2004	4.17%
Annual Return 2005	rr_AnnualReturn2005	2.23%
Annual Return 2006	rr_AnnualReturn2006	4.23%
Annual Return 2007	rr_AnnualReturn2007	4.88%
Annual Return 2008	rr_AnnualReturn2008	4.03%
Annual Return 2009	rr_AnnualReturn2009	9.42%
Annual Return 2010	rr_AnnualReturn2010	6.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2001
1-Year	rr_AverageAnnualReturnYear01	6.58%
5-Year	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.01%
5-Year	rr_AverageAnnualReturnYear05	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.39%
5-Year	rr_AverageAnnualReturnYear05	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,070
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2001
1-Year	rr_AverageAnnualReturnYear01	6.32%
5-Year	rr_AverageAnnualReturnYear05	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,246
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2001
1-Year	rr_AverageAnnualReturnYear01	6.13%
5-Year	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 765.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	765.28%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Obligations of state, local and foreign governments;

■	Obligations of domestic and foreign banks and corporations;

■	Zero coupon bonds, debentures, preferred stock and convertible securities;

■	Mortgage and other asset-backed securities;

■	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

■	Repurchase agreements relating to the above instruments.

The Portfolio invests primarily in the investment grade debt obligations of domestic issuers. Investment grade debt obligations are obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or determined by the Investment Adviser to be of comparable quality. The Portfolio also may invest to a limited extent in U.S. dollar denominated investment grade obligations of foreign issuers.

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable total return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between three and fifteen years.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 4.33% in the third quarter of 2002, and the lowest quarterly return was (2.61)% in the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

NORTHERN INSTITUTIONAL CORE BOND PORTFOLIO | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	6.54%
5-Year	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[13]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.26%
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	247
10 Years	rr_ExpenseExampleYear10	582
Annual Return 2001	rr_AnnualReturn2001	6.41%
Annual Return 2002	rr_AnnualReturn2002	11.57%
Annual Return 2003	rr_AnnualReturn2003	2.13%
Annual Return 2004	rr_AnnualReturn2004	3.30%
Annual Return 2005	rr_AnnualReturn2005	2.61%
Annual Return 2006	rr_AnnualReturn2006	2.80%
Annual Return 2007	rr_AnnualReturn2007	8.92%
Annual Return 2008	rr_AnnualReturn2008	13.79%
Annual Return 2009	rr_AnnualReturn2009	(3.58%)
Annual Return 2010	rr_AnnualReturn2010	5.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 1993
1-Year	rr_AverageAnnualReturnYear01	5.57%
5-Year	rr_AverageAnnualReturnYear05	5.34%
10-Year	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.31%
5-Year	rr_AverageAnnualReturnYear05	3.86%
10-Year	rr_AverageAnnualReturnYear10	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO | CLASS A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.98%
5-Year	rr_AverageAnnualReturnYear05	3.75%
10-Year	rr_AverageAnnualReturnYear10	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[13]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	874
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 1998
1-Year	rr_AverageAnnualReturnYear01	5.22%
5-Year	rr_AverageAnnualReturnYear05	5.09%
10-Year	rr_AverageAnnualReturnYear10	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[13]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	1,052
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 1994
1-Year	rr_AverageAnnualReturnYear01	5.18%
5-Year	rr_AverageAnnualReturnYear05	4.87%
10-Year	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. TREASURY INDEX PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investment results approximating the performance of the Barclays Capital U.S. Treasury Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 47.05% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.05%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in a representative sample of the U.S. Treasury obligations included in the Barclays Capital U.S. Treasury Index. The Portfolio will buy and sell securities with the goal of achieving an overall duration and total return similar to that of the Barclays Capital U.S. Treasury Index.

The Barclays Capital U.S. Treasury Index is an unmanaged index that includes a broad range of U.S. Treasury obligations and is considered representative of U.S. Treasury bond performance overall. As of December 31, 2010, the duration of the Barclays Capital U.S. Treasury Index was 5.19 years.

The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the Barclays Capital U.S. Treasury Index using computer programs and statistical procedures. Because the Portfolio will have fees and transaction expenses (while the Barclays Capital U.S. Treasury Index has none), returns are likely to be below those of the Barclays Capital U.S. Treasury Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the Barclays Capital U.S. Treasury Index within a 0.95 correlation coefficient.

Barclays Capital, Inc. ("Barclays Capital") does not endorse any of the securities in the Barclays Capital U.S. Treasury Index. It is not a sponsor of the Portfolio and is not affiliated with the Portfolio in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

TRACKING RISK is the risk that the Portfolio's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio.An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 8.80% in the fourth quarter of 2008, and the lowest quarterly return was (3.24)% in the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO | Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.87%
5-Year	rr_AverageAnnualReturnYear05	5.47%
10-Year	rr_AverageAnnualReturnYear10	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	197
5 Years	rr_ExpenseExampleYear05	370
10 Years	rr_ExpenseExampleYear10	873
Annual Return 2001	rr_AnnualReturn2001	8.00%
Annual Return 2002	rr_AnnualReturn2002	8.69%
Annual Return 2003	rr_AnnualReturn2003	4.04%
Annual Return 2004	rr_AnnualReturn2004	3.21%
Annual Return 2005	rr_AnnualReturn2005	1.50%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	4.75%
Annual Return 2009	rr_AnnualReturn2009	7.51%
Annual Return 2010	rr_AnnualReturn2010	6.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
1-Year	rr_AverageAnnualReturnYear01	6.14%
5-Year	rr_AverageAnnualReturnYear05	5.53%
10-Year	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.27%
5-Year	rr_AverageAnnualReturnYear05	3.91%
10-Year	rr_AverageAnnualReturnYear10	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.03%
5-Year	rr_AverageAnnualReturnYear05	3.77%
10-Year	rr_AverageAnnualReturnYear10	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	501
10 Years	rr_ExpenseExampleYear10	1,157
NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	1,331
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1998
1-Year	rr_AverageAnnualReturnYear01	5.41%
5-Year	rr_AverageAnnualReturnYear05	4.54%
10-Year	rr_AverageAnnualReturnYear10	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 801.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	801.81%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Obligations of state, local and foreign governments;

■	Obligations of domestic and foreign banks and corporations;

■	Zero coupon bonds, debentures, preferred stock and convertible securities;

■	Mortgage and other asset-backed securities;

■	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

■	Repurchase agreements relating to the above instruments.

Although the Portfolio primarily invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Securities Rating Organization ("NRSRO") or of comparable quality as determined by the Investment Adviser), it may invest to a limited extent in obligations of foreign issuers and in junk bonds.

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

HIGH-YIELD RISK is the risk that the Portfolio's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Portfolio's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 4.85% in the fourth quarter of 2008, and the lowest quarterly return was (2.57)% in the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

NORTHERN INSTITUTIONAL INTERMEDIATE BOND PORTFOLIO | Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.89%
5-Year	rr_AverageAnnualReturnYear05	5.53%
10-Year	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.36%
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	705
Annual Return 2001	rr_AnnualReturn2001	6.92%
Annual Return 2002	rr_AnnualReturn2002	5.80%
Annual Return 2003	rr_AnnualReturn2003	3.21%
Annual Return 2004	rr_AnnualReturn2004	1.84%
Annual Return 2005	rr_AnnualReturn2005	1.19%
Annual Return 2006	rr_AnnualReturn2006	4.36%
Annual Return 2007	rr_AnnualReturn2007	5.53%
Annual Return 2008	rr_AnnualReturn2008	3.12%
Annual Return 2009	rr_AnnualReturn2009	4.95%
Annual Return 2010	rr_AnnualReturn2010	3.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 1993
1-Year	rr_AverageAnnualReturnYear01	3.69%
5-Year	rr_AverageAnnualReturnYear05	4.32%
10-Year	rr_AverageAnnualReturnYear10	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.74%
5-Year	rr_AverageAnnualReturnYear05	3.06%
10-Year	rr_AverageAnnualReturnYear10	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.39%
5-Year	rr_AverageAnnualReturnYear05	2.95%
10-Year	rr_AverageAnnualReturnYear10	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	993
NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,170
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 1994
1-Year	rr_AverageAnnualReturnYear01	3.30%
5-Year	rr_AverageAnnualReturnYear05	3.91%
10-Year	rr_AverageAnnualReturnYear10	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 432.78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	432.78%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Obligations of state, local and foreign governments;

■	Obligations of domestic and foreign banks and corporations;

■	Zero coupon bonds, debentures, preferred stock and convertible securities;

■	Mortgage and other asset-backed securities;

■	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

■	Repurchase agreements relating to the above instruments.

Although the Portfolio primarily invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by an Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by the Investment Adviser), it may invest to a limited extent in obligations of foreign issuers and in junk bonds.

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between one and three years.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its returns. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments and its returns. Because the Portfolio's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Portfolio's investments to decline.

HIGH-YIELD RISK is the risk that the Portfolio's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Portfolio's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 3.55% in the third quarter of 2001, and the lowest quarterly return was (1.69)% in the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN INSTITUTIONAL SHORT BOND PORTFOLIO | Barclays Capital 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.80%
5-Year	rr_AverageAnnualReturnYear05	4.53%
10-Year	rr_AverageAnnualReturnYear10	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	339
10 Years	rr_ExpenseExampleYear10	795
Annual Return 2001	rr_AnnualReturn2001	8.42%
Annual Return 2002	rr_AnnualReturn2002	7.84%
Annual Return 2003	rr_AnnualReturn2003	2.06%
Annual Return 2004	rr_AnnualReturn2004	1.44%
Annual Return 2005	rr_AnnualReturn2005	1.21%
Annual Return 2006	rr_AnnualReturn2006	4.42%
Annual Return 2007	rr_AnnualReturn2007	6.01%
Annual Return 2008	rr_AnnualReturn2008	8.69%
Annual Return 2009	rr_AnnualReturn2009	1.61%
Annual Return 2010	rr_AnnualReturn2010	3.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 5, 1993
1-Year	rr_AverageAnnualReturnYear01	3.87%
5-Year	rr_AverageAnnualReturnYear05	4.89%
10-Year	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.40%
5-Year	rr_AverageAnnualReturnYear05	3.42%
10-Year	rr_AverageAnnualReturnYear10	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO | Class A | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.53%
5-Year	rr_AverageAnnualReturnYear05	3.32%
10-Year	rr_AverageAnnualReturnYear10	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	551
10 Years	rr_ExpenseExampleYear10	1,256
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1994
1-Year	rr_AverageAnnualReturnYear01	3.17%
5-Year	rr_AverageAnnualReturnYear05	4.48%
10-Year	rr_AverageAnnualReturnYear10	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	470
10 Years	rr_ExpenseExampleYear10	1,081
NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. GOVERNMENT SECURITIES PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 1,227.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1227.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities, or sponsored enterprises and repurchase agreements relating to such securities. These may include:

■	U.S. Treasury bills, notes and bonds;

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

■	Mortgage-related securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises;

■	Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises; and

■	Repurchase agreements relating to the above instruments.

The Portfolio also may make limited investments in the obligations of supranational organizations (such as the World Bank).

In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between one and five years.

In seeking to achieve its investment objective, the Portfolio may make significant investments in securities issued by U.S. government-sponsored entities. Obligations issued by U.S. government-sponsored entities are neither issued nor guaranteed by the U.S. Treasury and therefore are not backed by the full faith and credit of the United States.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the market values of fixed-income securities owned by the Portfolio may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Portfolio's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Portfolio expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Portfolio exceeded 100%.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.

There are no Class C Shares currently outstanding for the Portfolio.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio's Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio's outstanding classes of shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS A)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 4.98% in the fourth quarter of 2008, and the lowest quarterly return was (1.74)% in the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO | Barclays Capital 1-5 Year U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.57%
5-Year	rr_AverageAnnualReturnYear05	4.92%
10-Year	rr_AverageAnnualReturnYear10	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	75
5 Years	rr_ExpenseExampleYear05	140
10 Years	rr_ExpenseExampleYear10	331
Annual Return 2004	rr_AnnualReturn2004	1.23%
Annual Return 2005	rr_AnnualReturn2005	3.12%
Annual Return 2006	rr_AnnualReturn2006	4.96%
Annual Return 2007	rr_AnnualReturn2007	5.18%
Annual Return 2008	rr_AnnualReturn2008	2.23%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 21, 2003
1-Year	rr_AverageAnnualReturnYear01	0.15%
5-Year	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.15%
NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	284
10 Years	rr_ExpenseExampleYear10	653
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
1-Year	rr_AverageAnnualReturnYear01	0.02%
5-Year	rr_AverageAnnualReturnYear05	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.50%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	967
NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRIME OBLIGATIONS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);

■	Obligations of foreign commercial banks;

■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

■	Corporate bonds, notes, paper and other instruments;

■	Asset-backed securities, asset-backed commercial paper and structured notes;

■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

■	Repurchase agreements relating to the above instruments; and

■	Municipal securities issued or guaranteed by state or local governmental bodies.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 1.31% in the third quarter of 2007, and the lowest quarterly return was 0.03% in the first quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.15%. The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.02%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Shares | NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[14]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	117
5 Years	rr_ExpenseExampleYear05	206
10 Years	rr_ExpenseExampleYear10	466
Annual Return 2001	rr_AnnualReturn2001	4.16%
Annual Return 2002	rr_AnnualReturn2002	1.67%
Annual Return 2003	rr_AnnualReturn2003	0.93%
Annual Return 2004	rr_AnnualReturn2004	1.08%
Annual Return 2005	rr_AnnualReturn2005	2.96%
Annual Return 2006	rr_AnnualReturn2006	4.79%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	2.08%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1983
1-Year	rr_AverageAnnualReturnYear01	0.02%
5-Year	rr_AverageAnnualReturnYear05	2.41%
10-Year	rr_AverageAnnualReturnYear10	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Shares | NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED ASSETS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);

■	Obligations of foreign commercial banks;

■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

■	Corporate bonds, notes, paper and other instruments;

■	Asset-backed securities, asset-backed commercial paper and structured notes;

■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

■	Repurchase agreements relating to the above instruments; and

■	Municipal securities issued or guaranteed by state or local governmental bodies.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 1.41% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Shares | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[15]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	91
5 Years	rr_ExpenseExampleYear05	168
10 Years	rr_ExpenseExampleYear10	394
Annual Return 2001	rr_AnnualReturn2001	4.01%
Annual Return 2002	rr_AnnualReturn2002	1.60%
Annual Return 2003	rr_AnnualReturn2003	0.95%
Annual Return 2004	rr_AnnualReturn2004	1.15%
Annual Return 2005	rr_AnnualReturn2005	3.02%
Annual Return 2006	rr_AnnualReturn2006	4.82%
Annual Return 2007	rr_AnnualReturn2007	4.96%
Annual Return 2008	rr_AnnualReturn2008	1.99%
Annual Return 2009	rr_AnnualReturn2009	0.14%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 1990
1-Year	rr_AverageAnnualReturnYear01	0.03%
5-Year	rr_AverageAnnualReturnYear05	2.36%
10-Year	rr_AverageAnnualReturnYear10	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Shares | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT SELECT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. These securities include obligations issued by the U.S. Treasury and certain U.S. government agencies, instrumentalities or sponsored enterprises, such as the Federal Home Loan Bank and the Federal Farm Credit Banks Funding Corp.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 1.39% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the first quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Shares | NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[14]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	117
5 Years	rr_ExpenseExampleYear05	206
10 Years	rr_ExpenseExampleYear10	466
Annual Return 2001	rr_AnnualReturn2001	3.91%
Annual Return 2002	rr_AnnualReturn2002	1.53%
Annual Return 2003	rr_AnnualReturn2003	0.89%
Annual Return 2004	rr_AnnualReturn2004	1.06%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	4.74%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	2.00%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 1985
1-Year	rr_AverageAnnualReturnYear01	0.02%
5-Year	rr_AverageAnnualReturnYear05	2.32%
10-Year	rr_AverageAnnualReturnYear10	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Shares | NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Portfolio also may invest in cash equivalents, including money market funds and time deposits with a maturity of three months or less.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 1.37% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Shares of the Portfolio as of December 31, 2010:0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[16]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	91
5 Years	rr_ExpenseExampleYear05	168
10 Years	rr_ExpenseExampleYear10	394
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2008
1-Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TREASURY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing primarily in U.S. Treasury securities, securities guaranteed as to principal and interest by the U.S. government, and related repurchase agreements.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury ("Treasury Obligations");

■	Securities guaranteed as to principal and interest by the U.S. government ("Government Obligations");

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations and Government Obligations; and

■

Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

While the Portfolio expects to invest predominantly in the securities listed above, it also may invest in other "Eligible Securities" as defined by the SEC. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or (b) are issued or guaranteed by, or otherwise allow a Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. Such a strategy may be deemed advisable during periods where the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such cases, the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 0.05% in the first quarter of 2009, and the lowest quarterly return was 0.01% in the first quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.04%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
Shares | NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	117
5 Years	rr_ExpenseExampleYear05	206
10 Years	rr_ExpenseExampleYear10	466
Annual Return 2001	rr_AnnualReturn2001	2.62%
Annual Return 2002	rr_AnnualReturn2002	1.28%
Annual Return 2003	rr_AnnualReturn2003	0.80%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.11%
Annual Return 2006	rr_AnnualReturn2006	3.15%
Annual Return 2007	rr_AnnualReturn2007	3.34%
Annual Return 2008	rr_AnnualReturn2008	1.99%
Annual Return 2009	rr_AnnualReturn2009	0.28%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 1983
1-Year	rr_AverageAnnualReturnYear01	0.03%
5-Year	rr_AverageAnnualReturnYear05	1.75%
10-Year	rr_AverageAnnualReturnYear10	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Shares | NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-EXEMPT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily in high -quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a limited portion of the Portfolio's dividends may be subject to federal income tax for shareholders subject to AMT.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During temporary defensive periods all or any portion of the Portfolio's assets may be held uninvested or invested in AMT obligations and taxable instruments. Taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. The Portfolio may not achieve its investment objective when this temporary defensive strategy is used.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 0.85% in the second quarter of 2007, and the lowest quarterly return was 0.00% in the first quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	91
5 Years	rr_ExpenseExampleYear05	168
10 Years	rr_ExpenseExampleYear10	394
Annual Return 2001	rr_AnnualReturn2001	2.72%
Annual Return 2002	rr_AnnualReturn2002	1.37%
Annual Return 2003	rr_AnnualReturn2003	0.91%
Annual Return 2004	rr_AnnualReturn2004	1.06%
Annual Return 2005	rr_AnnualReturn2005	2.26%
Annual Return 2006	rr_AnnualReturn2006	3.29%
Annual Return 2007	rr_AnnualReturn2007	3.50%
Annual Return 2008	rr_AnnualReturn2008	2.10%
Annual Return 2009	rr_AnnualReturn2009	0.42%
Annual Return 2010	rr_AnnualReturn2010	0.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1999
1-Year	rr_AverageAnnualReturnYear01	0.11%
5-Year	rr_AverageAnnualReturnYear05	1.87%
10-Year	rr_AverageAnnualReturnYear10	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily in high -quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will be deemed eligible investments for the purposes of determining whether the portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a significant portion of the Portfolio's dividends may be subject to federal income tax for shareholders subject to AMT. The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During temporary defensive periods all or any portion of the Portfolio's assets may be held uninvested or invested in taxable instruments. Taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. The Portfolio may not achieve its investment objective when this temporary defensive strategy is used.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 0.89% in the second quarter of 2007, and the lowest quarterly return was 0.01% in the first quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.17%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.17%
Service and Premier Shares | NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[18]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	200
5 Years	rr_ExpenseExampleYear05	349
10 Years	rr_ExpenseExampleYear10	784
Annual Return 2001	rr_AnnualReturn2001	3.89%
Annual Return 2002	rr_AnnualReturn2002	1.41%
Annual Return 2003	rr_AnnualReturn2003	0.67%
Annual Return 2004	rr_AnnualReturn2004	0.82%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	4.76%
Annual Return 2008	rr_AnnualReturn2008	1.83%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1998
1-Year	rr_AverageAnnualReturnYear01	0.02%
5-Year	rr_AverageAnnualReturnYear05	2.23%
10-Year	rr_AverageAnnualReturnYear10	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Service and Premier Shares | NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.50%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[18]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	491
10 Years	rr_ExpenseExampleYear10	1,094
Service and Premier Shares | NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED ASSETS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);

■	Obligations of foreign commercial banks;

■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

■	Corporate bonds, notes, paper and other instruments;

■	Asset-backed securities, asset-backed commercial paper and structured notes;

■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

■	Repurchase agreements relating to the above instruments; and

■	Municipal securities issued or guaranteed by state or local governmental bodies.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 1.34% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Service and Premier Shares | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO | Service shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[19]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	714
Annual Return 2001	rr_AnnualReturn2001	3.74%
Annual Return 2002	rr_AnnualReturn2002	1.34%
Annual Return 2003	rr_AnnualReturn2003	0.69%
Annual Return 2004	rr_AnnualReturn2004	0.89%
Annual Return 2005	rr_AnnualReturn2005	2.76%
Annual Return 2006	rr_AnnualReturn2006	4.55%
Annual Return 2007	rr_AnnualReturn2007	4.69%
Annual Return 2008	rr_AnnualReturn2008	1.73%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 1998
1-Year	rr_AverageAnnualReturnYear01	0.02%
5-Year	rr_AverageAnnualReturnYear05	2.18%
10-Year	rr_AverageAnnualReturnYear10	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Service and Premier Shares | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.50%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[19]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	454
10 Years	rr_ExpenseExampleYear10	1,026
Service and Premier Shares | NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT SELECT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. These securities include obligations issued by the U.S. Treasury and certain U.S. government agencies, instrumentalities or sponsored enterprises, such as the Federal Home Loan Bank and the Federal Farm Credit Banks Funding Corp.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 1.32% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Service and Premier Shares | NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[20]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	200
5 Years	rr_ExpenseExampleYear05	349
10 Years	rr_ExpenseExampleYear10	784
Annual Return 2001	rr_AnnualReturn2001	3.64%
Annual Return 2002	rr_AnnualReturn2002	1.26%
Annual Return 2003	rr_AnnualReturn2003	0.63%
Annual Return 2004	rr_AnnualReturn2004	0.79%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	4.48%
Annual Return 2007	rr_AnnualReturn2007	4.60%
Annual Return 2008	rr_AnnualReturn2008	1.74%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1999
1-Year	rr_AverageAnnualReturnYear01	0.02%
5-Year	rr_AverageAnnualReturnYear05	2.15%
10-Year	rr_AverageAnnualReturnYear10	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Service and Premier Shares | NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.50%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[20]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	491
10 Years	rr_ExpenseExampleYear10	1,094
Service and Premier Shares | NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Portfolio also may invest in cash equivalents, including money market funds and time deposits with a maturity of three months or less.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. In such cases, a portion of the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 1.30% in the first quarter of 2001, and the lowest quarterly return was 0.00% in the second quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Service and Premier Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2008
1-Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
Service and Premier Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	714
Service and Premier Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.50%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	454
10 Years	rr_ExpenseExampleYear10	1,026
Service and Premier Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TREASURY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing primarily in U.S. Treasury securities, securities guaranteed as to principal and interest by the U.S. government, and related repurchase agreements.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury ("Treasury Obligations");

■	Securities guaranteed as to principal and interest by the U.S. government ("Government Obligations");

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations and Government Obligations; and

■

Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

While the Portfolio expects to invest predominantly in the securities listed above, it also may invest in other "Eligible Securities" as defined by the SEC. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or (b) are issued or guaranteed by, or otherwise allow a Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, some portion of the Portfolio's total net assets may be uninvested. Such a strategy may be deemed advisable during periods where the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such cases, the Portfolio's assets may be held in cash in the Portfolio's custody account. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year. There are no Service Shares or Premier Shares currently outstanding for the Portfolio. For this reason, the performance information shown below is only for Shares, which are offered in a separate Prospectus. Service Shares and Premier Shares would have similar annual returns when compared with Shares because Shares, Service Shares and Premier Shares are invested in the same portfolio of securities. The annual returns of Shares would differ from those of Service Shares and Premier Shares only to the extent that the classes do not have the same expenses.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 0.05% in the first quarter of 2009, and the lowest quarterly return was 0.01% in the first quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Shares of the Portfolio as of December 31, 2010: 0.04%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
Service and Premier Shares | NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	200
5 Years	rr_ExpenseExampleYear05	349
10 Years	rr_ExpenseExampleYear10	784
Annual Return 2001	rr_AnnualReturn2001	2.35%
Annual Return 2002	rr_AnnualReturn2002	1.01%
Annual Return 2003	rr_AnnualReturn2003	0.55%
Annual Return 2004	rr_AnnualReturn2004	0.65%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	2.86%
Annual Return 2007	rr_AnnualReturn2007	3.08%
Annual Return 2008	rr_AnnualReturn2008	1.74%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1999
1-Year	rr_AverageAnnualReturnYear01	0.02%
5-Year	rr_AverageAnnualReturnYear05	1.55%
10-Year	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Service and Premier Shares | NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.50%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	491
10 Years	rr_ExpenseExampleYear10	1,094
Service and Premier Shares | NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-EXEMPT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a limited portion of the Portfolio's dividends may be subject to federal income tax for shareholders subject to AMT.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During temporary defensive periods all or any portion of the Portfolio's assets may be held uninvested or invested in AMT obligations and taxable instruments. Taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. The Portfolio may not achieve its investment objective when this temporary defensive strategy is used.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 0.79% in the second quarter of 2007, and the lowest quarterly return was 0.00% in the first quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.02%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Service and Premier Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[21]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	714
Annual Return 2001	rr_AnnualReturn2001	2.45%
Annual Return 2002	rr_AnnualReturn2002	1.12%
Annual Return 2003	rr_AnnualReturn2003	0.65%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	2.00%
Annual Return 2006	rr_AnnualReturn2006	3.03%
Annual Return 2007	rr_AnnualReturn2007	3.23%
Annual Return 2008	rr_AnnualReturn2008	1.83%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2000
1-Year	rr_AverageAnnualReturnYear01	0.02%
5-Year	rr_AverageAnnualReturnYear05	1.65%
10-Year	rr_AverageAnnualReturnYear10	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Service and Premier Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Service Agent Fees	rr_Component2OtherExpensesOverAssets	0.50%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[21]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	454
10 Years	rr_ExpenseExampleYear10	1,026
Service and Premier Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio is a money market fund that seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will be deemed eligible investments for the purposes of determining whether the portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a significant portion of the Portfolio's dividends may be subject to federal income tax for shareholders subject to AMT. The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During temporary defensive periods all or any portion of the Portfolio's assets may be held uninvested or invested in taxable instruments. Taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. The Portfolio may not achieve its investment objective when this temporary defensive strategy is used.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of  $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than  $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio's NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio's Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 0.83% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the first quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010: 0.02%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Service Shares of the Portfolio as of December 31, 2010:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%

[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[2]	Although the inception date for Class D Shares is November 16, 1994, performance for the period from August 23, 1999 through June 14, 2001 is that of Class A, as no Class D Shares were outstanding during such period. Because the fees and expenses of Class D Shares are higher than those of Class A Shares, actual performance would have been lower if these higher fees and expenses had been taken into account.
[3]	Formerly known as the International Growth Portfolio.
[4]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangement is expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[5]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangement is expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[6]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[7]	Formerly known as Focused Growth Portfolio.
[8]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[9]	Formerly known as the Diversified Growth Portfolio.
[10]	The Total Annual Portfolio Operating Expenses will not correlate to the Portfolio's ratio of expenses to net assets included in the Portfolio's Financial Highlights in the Portfolio's complete Prospectus, which do not reflect indirect expenses such as Acquired Fund Fees and Expenses.
[11]	"Other Expenses" are estimated for the current fiscal year since the Portfolio had not commenced operations as of the date of this Prospectus.
[12]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[13]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[14]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[15]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[16]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[17]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[18]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[19]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[20]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Portfolio. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.
[21]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.